UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22186
Oppenheimer Master International Value Fund, LLC
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end:  April 30
Date of reporting period:  10/31/2009

Item 1.  Reports to Stockholders.

October 31, 2009

Oppenheimer

Master International Value Fund, LLC

Semiannual Report

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

OppenheimerFunds®
The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Holdings

Fondiaria-Sai SpA	3.5%
Sperian Protection	2.8
Shinko Plantech Co. Ltd.	2.3
Swiss Reinsurance Co.	2.3
Jazz Air Income Fund	2.2
Turk Hava Yollari Anonim Ortakligi	2.2
Nestle SA	2.2
Hyundai Motor Co. Ltd., Preference	2.1
Societe Television Francaise 1	2.1
Japan Digital Laboratory Co. Ltd.	2.0
Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2009, and are based on net assets.

Top Ten Geographical Holdings

Japan	22.1%
France	17.9
United States	13.1
United Kingdom	8.6
Italy	6.6
Switzerland	4.2
Korea, Republic of South	3.8
Turkey	3.0
Germany	3.0
Canada	2.1
Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2009, and are based on the total market value of investments.
4 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

Regional Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2009, and are based on the total market value of investments.
5 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

NOTES
Shares of Oppenheimer Master International Value Fund, LLC are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933 (the “Securities Act”), as amended. Investments in the Fund may only be made by certain “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. This report does not constitute an offer to sell, or the solicitation of an offer to buy, any “security” within the meaning of the Securities Act.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Shares of the Fund first incepted on 2/28/08.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
6 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
7 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	May 1, 2009	October 31, 2009	October 31, 2009

Actual
	$1,000.00	$1,429.80	$5.40
Hypothetical (5% return before expenses)
	1,000.00	1,020.77	4.49
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended October 31, 2009 are as follows:

Expense Ratio

0.88%
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
8 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

STATEMENT OF INVESTMENTS October 31, 2009 / Unaudited

	Shares	Value

Common Stocks—92.0%
Consumer Discretionary—21.5%
Automobiles—5.1%
Bayerische Motoren Werke (BMW) AG, Preference	102,994	$3,360,329
Hyundai Motor Co. Ltd., Preference	122,890	3,994,509
Toyota Motor Corp.	56,697	2,243,510

		9,598,348

Hotels, Restaurants & Leisure—1.3%
Emperor Entertainment Hotel Ltd.	12,781,307	1,462,963
Enterprise Inns plc	514,085	998,150

		2,461,113

Household Durables—4.5%
Barratt Developments plc[1]	987,677	2,178,840
First Juken Co. Ltd.	382,000	3,043,727
Haseko Corp.[1]	4,194,951	3,147,018

		8,369,585

Leisure Equipment & Products—0.5%
Sega Sammy Holdings, Inc.	73,677	1,046,262
Media—4.5%
British Sky Broadcasting Group plc	152,468	1,329,222
Societe Television Francaise 1	247,907	3,905,527
Vivendi SA	55,294	1,531,536
Yell Group plc[1]	1,927,710	1,614,181

		8,380,466

Specialty Retail—2.8%
Aoyama Trading Co.	114,858	1,855,167
Dickson Concepts International Ltd.	4,141,199	1,928,518
Otsuka Kagu Ltd.	152,560	1,395,377

		5,179,062

Textiles, Apparel & Luxury Goods—2.8%
Aksa Akrilik Kimya Sanayii AS1	1,254,304	1,338,342
Asics Corp.	203,240	1,789,624
Christian Dior SA	21,060	2,106,899

		5,234,865

Consumer Staples—6.3%
Food & Staples Retailing—1.6%
Tesco plc	435,628	2,912,457
Food Products—3.2%
Chaoda Modern Agriculture (Holdings) Ltd.	2,439,000	1,878,992
Nestle SA2	88,060	4,104,717

		5,983,709

Personal Products—1.5%
Coreana Cosmetics Co. Ltd.[1]	1,415,605	1,315,983
Pacific Corp.	12,917	1,583,539

		2,899,522

Energy—9.3%
Energy Equipment & Services—4.0%
Petroleum Geo-Services ASA[1]	230,620	2,166,227
Seabird Exploration Ltd.[1]	1,546,522	1,026,351
Shinko Plantech Co. Ltd.	428,900	4,391,636

		7,584,214

Oil, Gas & Consumable Fuels—5.3%
Eni SpA	114,809	2,846,454
Esso (Thailand) Public Co. Ltd.	9,906,900	2,019,203
Tatneft, Preference	1,176,000	2,248,558
Total SA	37,576	2,237,525
Tupras-Turkiye Petrol Rafinerileri AS	34,800	594,443

		9,946,183
F1 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Financials—17.1%
Capital Markets—0.7%
Ichiyoshi Securities Co. Ltd.	170,112	$1,266,962
Commercial Banks—3.1%
Anglo Irish Bank Corp. plc[1,3]	51,641	760
Bank of Ireland[1]	301,332	753,503
Credit Agricole SA	115,885	2,225,589
National Bank of Greece SA1	78,119	2,836,837

		5,816,689

Consumer Finance—1.8%
International Personal Finance plc	1,004,906	3,386,026
Diversified Financial Services—0.8%
RHJ International Ltd.[1]	204,628	1,493,657
Insurance—7.1%
Aegon NV1	351,046	2,501,087
Fondiaria-Sai SpA	538,567	6,602,279
Swiss Reinsurance Co.	104,280	4,248,771

		13,352,137

Real Estate Investment Trusts—2.3%
DA Office Investment Corp.	200	554,474
Japan Hotel and Resort, Inc.	278	392,021
Japan Office Investment Corp.	674	711,326
Japan Rental Housing Investments, Inc.	362	583,082
Japan Single-Residence REIT	426	487,888
LCP Investment Corp.	422	330,896
Nippon Commercial Investment Corp.	149	258,737
Prospect Residential Investment Corp.	729	623,953
TGR Investment, Inc.	428	482,439

		4,424,816

Real Estate Management & Development—1.3%
Eurocastle Investment Ltd.[1]	170,347	104,590
Shanghai Forte Land Co. Ltd.	7,490,719	2,262,446

		2,367,036

Health Care—3.7%
Health Care Providers & Services—1.3%
Medipal Holdings Corp.	166,332	2,343,769
Pharmaceuticals—2.4%
GlaxoSmithKline plc	55,089	1,130,188
Sanofi-Aventis SA	47,086	3,447,033

		4,577,221

Industrials—13.2%
Aerospace & Defense—1.8%
BAE Systems plc	160,470	825,787
Safran SA	157,738	2,553,484

		3,379,271

Airlines—5.8%
Deutsche Lufthansa AG	174,095	2,670,882
Jazz Air Income Fund	1,107,508	4,124,816
Turk Hava Yollari Anonim Ortakligi	1,480,410	4,105,106

		10,900,804

Commercial Services & Supplies—2.8%
Sperian Protection	72,917	5,210,350
Construction & Engineering—1.1%
Joongang Construction Co. Ltd.[1]	149,925	641,706
Vinci SA	28,291	1,476,590

		2,118,296

Marine—1.2%
Shun Tak Holdings Ltd.	3,206,000	2,150,841
Professional Services—0.5%
Assystem	68,608	924,857
Transportation Infrastructure—0.0%
Master Marine AS1,3	640	89
F2 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

	Shares		Value

Information Technology—8.1%
Communications Equipment—0.7%
Nokia Oyj	108,281		$1,366,344
Computers & Peripherals—3.7%
Fujitsu Ltd.	183,303		1,065,803
Gemalto NV1	53,073		2,229,239
Japan Digital Laboratory Co. Ltd.	295,179		3,658,875

			6,953,917

Electronic Equipment & Instruments—0.9%
A&D Co. Ltd.[1]	393,884		1,721,727
IT Services—1.8%
Alten SA1	80,020		2,009,792
Altran Technologies SA1	268,490		1,292,573

			3,302,365

Office Electronics—1.0%
Canon, Inc.	48,554		1,822,030
Materials—4.1%
Chemicals—2.2%
Arkema	34,959		1,333,808
Ohara, Inc.	181,400		2,751,898

			4,085,706

Metals & Mining—1.9%
ArcelorMittal	53,142		1,779,273
Hindalco Industries Ltd.	712,200		1,766,543

			3,545,816

Telecommunication Services—6.9%
Diversified Telecommunication Services—4.0%
Cable & Wireless plc	346,755		822,732
France Telecom SA	126,448		3,126,534
Telecom Italia SpA	3,211,375		3,546,875

			7,496,141

Wireless Telecommunication Services—2.9%
KDDI Corp.	684		3,634,540
Vodafone Group plc	791,835		1,748,616

			5,383,156

Utilities—1.8%
Electric Utilities—1.8%
Okinawa Electric Power Co. (The)	41,833		2,256,897
RusHydro[1]	30,910,846		1,065,404

			3,322,301

Total Common Stocks (Cost $148,139,373)			172,308,110

	Principal
	Amount

Non-Convertible Corporate Bonds and Notes—0.1%
Cattles plc, 7.875% Nts., 1/17/14[3,4] (Cost $248,830)	771,000	GBP	126,541

	Shares

Investment Company—13.9%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.26%[5,6] (Cost $26,064,086)	26,064,086		26,064,086

Total Investments, at Value (Cost $174,452,289)	106.0%		198,498,737
Liabilities in Excess of Other Assets	(6.0)		(11,190,467)

Net Assets	100.0%		$187,308,270

F3 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments
Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:
GBP       British Pound Sterling

1.	Non-income producing security.

2.	A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts.
See Note 5 of accompanying Notes.

3.	Illiquid security. The aggregate value of illiquid securities as of October 31, 2009 was $127,390, which represents 0.07% of the Fund’s net assets. See Note 6 of accompanying Notes.

4.	Represents the current interest rate for a variable or increasing rate security.

5.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	April 30, 2009	Additions	Reductions	October 31, 2009

Oppenheimer Institutional Money Market Fund, Cl. E	6,634,414	105,079,998	85,650,326	26,064,086

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$26,064,086	$17,732

6.	Rate shown is the 7-day yield as of October 31, 2009.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of October 31, 2009 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$10,370,905	$29,898,796	$—	$40,269,701
Consumer Staples	7,017,174	4,778,514	—	11,795,688
Energy	1,026,351	16,504,046	—	17,530,397
Financials	5,591,009	26,515,554	760	32,107,323
Health Care	4,577,221	2,343,769	—	6,920,990
Industrials	12,813,596	11,870,912	—	24,684,508
Information Technology	—	15,166,383	—	15,166,383
Materials	—	7,631,522	—	7,631,522
F4 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Telecommunication Services	$5,295,491	$7,583,806	$—	$12,879,297
Utilities	—	3,322,301	—	3,322,301
Non-Convertible Corporate Bonds and Notes	—	126,541	—	126,541
Investment Company	26,064,086	—	—	26,064,086

Total Investments, at Value	72,755,833	125,742,144	760	198,498,737
Other Financial Instruments:
Foreign currency exchange contracts	—	57,315	—	57,315

Total Assets	$72,755,833	$125,799,459	$760	$198,556,052

Liabilities Table
Other Financial Instruments:
Foreign currency exchange contracts	$—	$(279,903)	$—	$(279,903)

Total Liabilities	$—	$(279,903)	$—	$(279,903)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
Foreign Currency Exchange Contracts as of October 31, 2009 are as follows:

		Contract
Counterparty/	Buy/	Amount		Expiration		Unrealized	Unrealized
Contract Description	Sell	(000’s)		Dates	Value	Appreciation	Depreciation

Deutsche Bank:
Euro (EUR)	Sell	4,916	EUR	12/18/09	$7,233,582	$38,657	$—
Japanese Yen (JPY)	Sell	1,745,100	JPY	12/18/09	19,392,293	—	277,440

						38,657	277,440
Deutsche Bank Capital Corp.
Japanese Yen (JPY)	Buy	109,975	JPY	11/4/09	1,221,764	18,658	—
RBS Greenwich Capital
Japanese Yen (JPY)	Sell	9,754	JPY	11/2/09	108,364	—	2,463

Total unrealized appreciation and depreciation						$57,315	$279,903

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

Japan	$43,859,638	22.1%
France	35,611,336	17.9
United States	26,064,086	13.1
United Kingdom	17,072,740	8.6
Italy	12,995,608	6.6
Switzerland	8,353,488	4.2
Korea, Republic of South	7,535,737	3.8
Turkey	6,037,891	3.0
Germany	6,031,211	3.0
F5 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings Continued	Value	Percent

Canada	$4,124,816	2.1%
Bermuda	3,391,481	1.7
Russia	3,313,962	1.7
Norway	3,192,667	1.6
Greece	2,836,837	1.4
The Netherlands	2,605,677	1.3
China	2,262,446	1.1
Hong Kong	2,150,841	1.1
Thailand	2,019,203	1.0
Cayman Islands	1,878,992	1.0
Luxembourg	1,779,273	0.9
India	1,766,543	0.9
Belgium	1,493,657	0.8
Finland	1,366,344	0.7
Ireland	754,263	0.4

Total	$198,498,737	100.0%

See accompanying Notes to Financial Statements.
F6 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

STATEMENT OF ASSETS AND LIABILITIES Unaudited

October 31, 2009

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $148,388,203)	$172,434,651
Affiliated companies (cost $26,064,086)	26,064,086

198,498,737
Cash	2,421
Unrealized appreciation on foreign currency exchange contracts	57,315
Receivables and other assets:
Shares of beneficial interest sold	512,248
Interest and dividends	466,403
Investments sold	234,545
Other	408,661

Total assets	200,180,330

Liabilities
Unrealized depreciation on foreign currency exchange contracts	279,903
Payables and other liabilities:
Investments purchased	12,418,823
Foreign capital gains tax	142,766
Shareholder communications	7,876
Directors’ compensation	1,112
Other	21,580

Total liabilities	12,872,060

Net Assets—applicable to 22,425,870 shares of beneficial interest outstanding	$187,308,270

Net Asset Value, Redemption Price Per Share and Offering Price	$8.35
See accompanying Notes to Financial Statements.
F7 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended October 31, 2009

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $500,493)	$2,459,610
Affiliated companies	17,732
Interest	76,892

Total investment income	2,554,234

Expenses
Management fees	657,422
Shareholder communications	8,105
Custodian fees and expenses	6,470
Directors’ compensation	1,440
Other	30,095

Total expenses	703,532
Less waivers and reimbursements of expenses	(20,109)

Net expenses	683,423

Net Investment Income	1,870,811

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies	7,968,163
Foreign currency transactions	(1,589,494)

Net realized gain	6,378,669
Net change in unrealized appreciation on:
Investments (net of foreign capital gains tax of $140,746)	29,210,103
Translation of assets and liabilities denominated in foreign currencies	10,682,405

Net change in unrealized appreciation	39,892,508

Net Increase in Net Assets Resulting from Operations	$48,141,988

See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	October 31, 2009	April 30,
	(Unaudited)	2009

Operations
Net investment income	$1,870,811	$1,968,688
Net realized gain (loss)	6,378,669	(46,831,261)
Net change in unrealized appreciation (depreciation)	39,892,508	(16,395,532)

Net increase (decrease) in net assets resulting from operations	48,141,988	(61,258,105)

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Proceeds from contributions	47,179,888	273,027,296
Payments from withdrawals	(7,979,409)	(129,099,866)

	39,200,479	143,927,430

Net Assets
Total increase	87,342,467	82,669,325
Beginning of period	99,965,803	17,296,478

End of period	$187,308,270	$99,965,803

See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	October 31, 2009	Year Ended April 30,
	(Unaudited)	2009[1]	2008[1,2]

Per Share Operating Data
Net asset value, beginning of period	$5.84	$10.60	$10.00

Income (loss) from investment operations:
Net investment income[3]	.09	.16	.09
Net realized and unrealized gain (loss)	2.42	(4.92)	.51

Total from investment operations	2.51	(4.76)	.60

Net asset value, end of period	$8.35	$5.84	$10.60

Total Return, at Net Asset Value[4]	42.98%	(44.91)%	6.00%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$187,308	$99,966	$17,296

Average net assets (in thousands)	$153,899	$86,101	$6,126

Ratios to average net assets:[5]
Net investment income	2.41%	2.29%	4.91%
Total expenses[6]	0.91%	0.96%	3.19%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.88%	0.95%	3.16%

Portfolio turnover rate	28%	108%	5%

1.	Certain April 30, 2008 and 2009 amounts have been added to October 31, 2009 presentation.

2.	For the period from February 28, 2008 (commencement of operations) to April 30, 2008.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended October 31, 2009	0.92%
Year Ended April 30, 2009	0.97%
Period Ended April 30, 2008	3.22%
See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Master International Value Fund, LLC (the “Fund”), was organized as a Delaware limited liability company and registered under the Investment Company Act of 1940, as amended, as a diversified open-end, management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     Shares of the Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the “Securities Act”). Investments in the Fund may only be made by “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. The Fund currently offers one class of shares.
     For federal income tax purposes, the Fund qualifies as a partnership, and each investor in the Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Fund. Accordingly, as a “pass-through” entity, the Fund pays no dividends or capital gain distributions.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service
F11 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and
F12 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Federal Taxes. The Fund, as an entity, will not be subject to U.S. federal income tax. The Fund will be treated for U.S. federal income tax purposes as a partnership, and not as an association taxable as a corporation. Therefore, a tax provision is not required. Each shareholder is required for U.S. federal income tax purposes to take into account, in its taxable year with which (or within which a taxable year of the Fund ends), its distributive share of all items of Fund income, gains, losses, and deductions for such taxable year of the Fund. A shareholder must take such items into account even if the Fund does not distribute cash or other property to such shareholder during its taxable year.
     Although the Fund is treated as a partnership for Federal tax purposes, it is intended that the Fund’s assets, income and distributions will be managed in such a way that investment in the Fund would not cause an investor that is a regulated investment company under Subchapter M of the Code (“RIC”) to fail that qualification.
Directors’ Compensation. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds
F13 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F14 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	Six Months Ended October 31, 2009		Year Ended April 30, 2009
	Shares	Amount	Shares	Amount

Contributions	6,390,666	$47,179,888	35,940,244	$273,027,296
Withdrawals	(1,096,672)	(7,979,409)	(20,440,055)	(129,099,866)

Total increase	5,293,994	$39,200,479	15,500,189	$143,927,430

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended October 31, 2009, were as follows:

	Purchases	Sales

Investment securities	$68,643,746	$39,845,520
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate of 0.85%.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. For the six months ended October 31, 2009, the Fund paid no fees to OFS for services to the Fund.
Waivers and Reimbursements of Expenses. Effective September 1, 2008, the Manager will voluntarily waive a portion of the Fund’s advisory fee so that the effective advisory fee rate for the Fund will not exceed the combined effective advisory fee and administrative fee rates of Oppenheimer Quest International Value Fund measured as of the last business day of the prior month. As of October 31, 2009, the Manager waived $15,344. This voluntary waiver may be withdrawn at any time.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended October 31, 2009, the Manager waived $4,765 for IMMF management fees.
F15 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This
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use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of October 31, 2009, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $38,657, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to net unrealized appreciation and depreciation for positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.
Credit Related Contingent Features. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s ISDA master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.
As of October 31, 2009, the total value of derivative positions with credit related contingent features in a net liability position was $238,783. If a contingent feature would have been triggered as of October 31, 2009, the Fund could have been required to pay this amount in cash to its counterparties. The Fund did not hold or post collateral for its derivative transactions.
F17 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Valuations of derivative instruments as of October 31, 2009 are as follows:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
Derivatives	Assets and		Assets and
Not Accounted for as	Liabilities		Liabilities
Hedging Instruments	Location	Value	Location	Value

Foreign exchange contracts	Unrealized		Unrealized
	appreciation on		depreciation on
	foreign currency		foreign currency
	exchange contracts	$38,657	exchange contracts	$277,440
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or Loss Recognized on Derivatives
Derivatives Not Accounted for
as Hedging Instruments	Foreign currency transactions

Foreign exchange contracts	$(1,368,443)

Amount of Change in Unrealized Gain or Loss Recognized on Derivatives
Translation of assets and
Derivatives Not Accounted for	liabilities denominated in
as Hedging Instruments	foreign currencies

Foreign exchange contracts	$(771,343)
Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty
F18 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
6. Illiquid Securities
As of October 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
7. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through December 16, 2009, the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
8. Pending Litigation
During 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not against the Fund). The lawsuits naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     A lawsuit has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not against the Fund), on behalf of the Oregon College Savings Plan Trust, and other lawsuits have been brought in state court against the Manager and that subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. An agreement in principal has been reached to settle the lawsuit on behalf of the Oregon College Savings Plan Trust. All of these lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed in 2008 and 2009 in various state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those lawsuits relate to the alleged investment fraud
F19 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8. Pending Litigation Continued
Bernard Madoff and his firm (“Madoff”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.
F20 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Directors (the “Board”), including a majority of the independent Directors, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality, and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio manager and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
9 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Dominic Freud, the portfolio manager for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load international multi-cap value funds. The Board noted that the Fund’s since inception performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other international multi-cap value funds with comparable asset levels and distribution features. The Board noted that the Fund’s total expenses were lower than its peer group median and its contractual management fees were equal to its peer group median, although its actual management fees were higher than its peer group median. The Board also noted that effective September 1, 2008, the Manager has voluntarily waived a portion of the Fund’s advisory fee so that the effective advisory fee rate for the Fund will not exceed the combined effective advisory fee and administrative fee rates of Oppenheimer Quest
10 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

International Value Fund, Inc. measured as of the last business day of the prior month. This voluntary waiver may be withdrawn at any time.
     Economies of Scale. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund, whether those economies of scale benefit the Fund’s shareholders at the current level of Fund assets in relation to its management fee.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Directors meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Directors. Fund counsel and the independent Directors’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Directors, decided to continue the Agreement through September 30, 2010. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
11 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
12 | OPPENHEIMER MASTER INTERNATIONAL VALUE FUND, LLC

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3.  Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4.  Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5.  Audit Committee of Listed Registrants
Not applicable.
Item 6.  Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10.  Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules.

The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11.  Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12.  Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Master International Value Fund, LLC

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date:	12/10/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date:	12/10/2009

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	12/10/2009